Goodwill and Other Intangible Assets - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 429,020,000
Goodwill	396,245,000	392,882,000	391,498,000	822,247,000
Gross goodwill	1,800,000,000	1,800,000,000
Accumulated impairment loss on goodwill	$ 1,400,000,000	$ 1,400,000,000
Estimated performance period	10 years